Financial investments - Summary of financial investments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial investments	S/ 24,277,115	S/ 19,072,718
Accrued income	24,277,115	19,072,718
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	17,902,352	14,010,029
Accrued income	251,140	178,444
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	2,650,930	2,160,775
Accrued income	56,368	46,211
Investments at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial investments	2,042,777	1,551,537
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	1,373,548	1,125,722
Total financial investments [member]
Disclosure of financial assets [line items]
Financial investments	S/ 23,969,607	S/ 18,848,063